GOODWILL (Tables)	12 Months Ended
Jun. 26, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amounts of goodwill

As of June 26, 2021 and June 27, 2020, the carrying amounts of goodwill were allocated to each group of reporting units as follows:

	California	Illinois	Nevada	Arizona	TOTAL

Balance as of June 29, 2019	$16,742,843	$9,810,050	$16,556,287	$16,912,951	$60,022,131

Acquired Goodwill	8,217,465	2,745,910	-	-	10,963,375
Transferred to Assets Held for Sale	(1,869,900)	(2,745,910)	-	-	(4,615,810)
Impairment Losses	-	-	(16,556,287)	(16,912,951)	(33,469,238)

Balance as of June 27, 2020 and June 26, 2021	$23,090,408	$9,810,050	$-	$-	$32,900,457